Consolidated Statement of Changes in Equity - USD ($) $ in Millions	Total		Preferred stock	Common stock	Additional paid-in capital	Retained earnings	Accumulated other comprehensive (loss), net of tax	Treasury stock	Non-redeemable noncontrolling interests of consolidated investment management funds	Redeemable non- controlling interests/ temporary equity
Common stock issued under:
The Bank of New York Mellon Corporation shareholders’ equity				$ 35,485			$ (2,600)
Beginning Balance at Dec. 31, 2015	$ 38,775	[1]	$ 2,552	13	$ 25,262	$ 19,974	(2,600)	$ (7,164)	$ 738	$ 200
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued to shareholders of noncontrolling interests										55
Redemption of subsidiary shares from noncontrolling interests										(102)
Other net changes in noncontrolling interests	(154)				(24)				(130)	38
Net income (loss)	3,557					3,547			10	(9)
Other comprehensive (loss)	(1,165)						(1,165)
Other comprehensive (loss) including portion attributable to noncontrolling interest	(1,165)
Other comprehensive (loss) income	(31)									(31)
Dividends:
Common stock	(778)					(778)
Preferred stock	(122)					(122)
Repurchase of common stock	(2,398)							(2,398)
Common stock issued under:
Employee benefit plans	27				27
Direct stock purchase and dividend reinvestment plan	21				21
Preferred stock issued	990		990
Stock awards and options exercised	676			0	676
Ending Balance at Dec. 31, 2016	39,429	[1]	3,542	13	25,962	22,621	(3,765)	(9,562)	618	151
Common stock issued under:
The Bank of New York Mellon Corporation shareholders’ equity				35,269			(3,765)
Shares issued to shareholders of noncontrolling interests										56
Redemption of subsidiary shares from noncontrolling interests										(70)
Other net changes in noncontrolling interests	(370)				(35)				(335)	36
Net income (loss)	4,123					4,090			33	(9)
Other comprehensive (loss)	1,408						1,408
Other comprehensive (loss) including portion attributable to noncontrolling interest	1,408
Other comprehensive (loss) income	15									15
Common stock	(901)					(901)
Preferred stock	(175)					(175)
Repurchase of common stock	(2,686)							(2,686)
Employee benefit plans	28				28
Direct stock purchase and dividend reinvestment plan	26				26
Stock awards and options exercised	685			1	684
Ending Balance at Dec. 31, 2017	41,567	[1]	3,542	14	26,665	25,635	(2,357)	(12,248)	316	179
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Adjustment for the cumulative effect of applying the ASU | ASU 2014-09	(55)					(55)
Adjustment for the cumulative effect of applying the ASU | ASU 2017-12	25					27	(2)
Adjusted balance	41,537		3,542	14	26,665	25,607	(2,359)	(12,248)	316	179
Common stock issued under:
The Bank of New York Mellon Corporation shareholders’ equity	41,251			37,709			(2,357)
Shares issued to shareholders of noncontrolling interests										61
Redemption of subsidiary shares from noncontrolling interests										(92)
Other net changes in noncontrolling interests	(191)				12				(203)	(8)
Net income (loss)	4,254					4,266			(12)
Other comprehensive (loss)	(812)						(812)
Other comprehensive (loss) including portion attributable to noncontrolling interest	(812)
Other comprehensive (loss) income	(11)									(11)
Common stock	(1,052)					(1,052)
Preferred stock	(169)					(169)
Repurchase of common stock	(3,269)							(3,269)
Employee benefit plans	31				31
Direct stock purchase and dividend reinvestment plan	30				30
Stock awards and options exercised	380				380
Ending Balance at Dec. 31, 2018	40,739	[1]	$ 3,542	14	$ 27,118	$ 28,652	(3,171)	$ (15,517)	$ 101	$ 129
Common stock issued under:
The Bank of New York Mellon Corporation shareholders’ equity	$ 40,638			$ 37,096			$ (3,171)

[1]	Includes total The Bank of New York Mellon Corporation common shareholders’ equity of $37,709 million at Dec. 31, 2017 and $37,096 million at Dec. 31, 2018.